Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial risk management [Line Items]
Bank borrowings	$ 71,690	$ 72,340
Unsecured obligations	4,013,000	2,742,530
Subtotal	4,084,690	2,814,870
Hedging liabilities	83,660	29,470
Derivative financial instruments	1,670	5,390
Subtotal	85,330	34,860
Current and non-current lease liabilities	68,930	34,610
Trade accounts payable and other accounts payable	279,650	203,933
Total	4,518,600	3,088,270
Less than 1 year [member]
Financial risk management [Line Items]
Bank borrowings	1,050	940
Unsecured obligations	108,060	88,220
Subtotal	109,110	89,160
Hedging liabilities	12,380	6,060
Derivative financial instruments	1,670	5,390
Subtotal	14,050	11,450
Current and non-current lease liabilities	8,880	6,400
Trade accounts payable and other accounts payable	279,650	203,930
Total	411,690	310,940
1 to 5 years [member]
Financial risk management [Line Items]
Bank borrowings	70,640	71,400
Unsecured obligations	924,030	927,170
Subtotal	994,670	998,570
Hedging liabilities	31,580	12,340
Derivative financial instruments	0	0
Subtotal	31,580	12,340
Current and non-current lease liabilities	30,970	21,040
Trade accounts payable and other accounts payable	0	0
Total	1,057,220	1,031,950
Over 5 years [member]
Financial risk management [Line Items]
Bank borrowings	0	0
Unsecured obligations	2,980,910	1,727,140
Subtotal	2,980,910	1,727,140
Hedging liabilities	39,700	11,070
Derivative financial instruments	0	0
Subtotal	39,700	11,070
Current and non-current lease liabilities	29,080	7,170
Trade accounts payable and other accounts payable	0	0
Total	3,049,690	1,745,380
Carrying amount [Member]
Financial risk management [Line Items]
Bank borrowings	70,080	70,080
Unsecured obligations	2,518,640	1,872,090
Subtotal	2,588,720	1,942,170
Hedging liabilities	85,250	40,210
Derivative financial instruments	1,670	5,390
Subtotal	86,920	45,600
Current and non-current lease liabilities	54,220	31,070
Trade accounts payable and other accounts payable	279,650	203,930
Total	$ 3,009,510	$ 2,222,770